RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 28. RELATED PARTY TRANSACTIONS

IAS 24 Related Party Disclosures requires that an entity discloses:

(a)	Transactions with its related parties; and
(b)	Relationships between a parent and its subsidiaries irrespective of whether there have been transactions between them.

Under IAS 24, an entity must disclose transactions with its related parties, outstanding balances, including commitments, recognized in the consolidated and separate financial statements of a parent or investors with joint control or significant influence over, an investee presented in accordance with IFRS 10 Consolidated Financial Statements .

Under this standard parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or one other party controls both. This definition applies to the Bank in the cases below:

•	Stockholders with ownership interest equal or higher than 20% of the Bank’s capital:
-	Grupo de Inversiones Suramericana S.A.
-	Fondo Bancolombia ADR Program.
•

Members of Board of Directors and Senior Management, understood as the president and corporate Vice-presidents, as well as their close relatives (spouse and children) and the companies in which they have a participation of 10% or more  of the Bank's capital.

•

Associates and joint ventures for which the Bank provides commercial banking services and deposits. For these purposes all companies in which the Bank has joint control or significant influence have been included. See note 8. Investments in associates and joint control.

The Parent Company provides banking and financial services to its related parties in order to satisfy their liquidity needs, and except for the intercompany merger agreement described below, these transactions are conducted on similar terms to third-party transactions and are not individually material. In the case of treasury operations, Bancolombia operates between its own position and its related parties through transactional channels or systems established for this purpose and under the conditions established by current regulations

Between the Parent Company and its related parties, during the periods ending at December 31, 2020, 2019 and 2018, there were no:

-	Loans that for its contractual terms do not represent a lending transaction.
-	Loans with interest rates different to those that are ordinarily paid or charged to third parties in similar conditions of term, risk, etc.
-	No guarantees, pledges or commitments have been given or received in respect of the aforementioned transactions.

As of December 31, 2020

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital(1)	management
In millions of COP
Assets
Financial assets investments	742	-	9,786
Derivative financial instruments	-	108	2,327
Loans and advances to customers	1,090,762	19,362	290,334
Allowance for loans, advances and lease losses	(3,043)	(82)	(582)
Investment in associates and joint ventures	-	-	2,506,315
Other assets	1,614	41	624
Total assets	1,090,075	19,429	2,808,804

Liabilities
Deposits by customers	2,136,549	8,092	178,382
Derivative financial instruments	513	-	-
Other liabilities	6,859	-	26,779
Total liabilities	2,143,921	8,092	205,161

Income
Interest and other operating income	816,502	975	25,589
Dividends and net income on equity investments	78	-	136,596
Others	2,383	160	55,473
Net income	818,963	1,135	217,658

Expenses
Interests and other operating expenses	62,134	243	82,500
Fees	2,601	1,675	703
Others	148,850	55	22,830
Total expenses	213,585	1,973	106,033
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2019

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	14,369	-	34,378
Derivative financial instruments	-	235	6,581
Loans and advances to customers	1,163,216	21,498	140,767
Allowance for loans, advances and lease losses	(2,047)	(72)	(415)
Investment in associates and joint ventures	-	-	2,367,757
Other assets	6,538	182	43,488
Total assets	1,182,076	21,843	2,592,556

Liabilities
Deposits by customers	1,761,362	4,345	156,516
Other liabilities	1,379	-	33,705
Total liabilities	1,762,741	4,345	190,221

Income
Interest and other operating income	738,594	231	10,830
Dividends and net income on equity investments	33	-	316,270
Others	-	19	100,773
Net income	738,627	250	427,873

Expenses
Interests and other operating expenses	66,286	160	47,840
Fees	540	1,236	1,197
Others	131,938	134	24,359
Total expenses	198,764	1,530	73,396
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2018

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	440,294	-	34,373
Derivative financial instruments	-	11	73,750
Loans and advances to customers	1,096,221	21,141	108,773
Allowance for loans, advances and lease losses	(1,773)	(191)	(60)
Assets held for sale and inventories, net	-	-	19,128	(2)
Investment in associates and joint ventures	-	-	2,342,344
Other assets	2	-	177,537	(3)
Total assets	1,534,744	20,961	2,755,845

Liabilities
Deposits by customers	1,733,472	5,028	190,046
Other liabilities	5,818	-	35,581
Total liabilities	1,739,290	5,028	225,627

Income
Interest and other operating income	632,829	558	11,214
Dividends and net income on equity investments	14,909	-	222,668	(4)
Others	-	-	41,985
Net income	647,738	558	275,867

Expenses
Interests and other operating expenses	65,614	239	37,444
Fees	2	1,145	3
Others	70,272	54	80,312
Total expenses	135,888	1,438	117,759
(1)	Includes Grupo Sura conglomerate.
(2)	Investment classified as held for sale. See Note 12. Assets held for sale and Inventories
(3)

This item includes portfolio purchase operation held between Bancolombia S.A. and Titularizadora Colombiana and the outstanding dividend on the preferred shares of the Compañía de Financiamiento TUYA S.A.

(4)	Includes dividend received for preferred shares in Compañía de Financiamiento TUYA S.A

During the years ending December 31, 2020, 2019 and 2018, the Bank paid fees to the directors COP 1,675, COP 1,236 and COP 1,145, respectively, as compensation for attending meetings of Board and Support Committees (Audit Committee, etc.).

The payments to senior management in the same periods were COP 14,786, COP 16,488, and COP 17,245 for short-term benefits, COP 50, COP 439 and COP 427 for long-term benefits COP 9,592, COP 2,112 and COP 590 for other payments for post – employemnet benefits, respectively.

(1)

The Parent company, which is also the ultimate parent company, is Bancolombia S.A. Transactions between companies included in consolidation Note 2.C.1 Subsidiaries and the Parent company meet the definition of related party transactions and were eliminated from the consolidated financial statements.